FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2016
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial liabilities related to foreign currency derivative hedging contracts	$(142)	$-	$(142)
Marketable securities	36,318	-	36,318
Earn-Out liability related to the acquisition of ACS	-	(487)	(487)

Total financial net assets (liabilities)	$36,176	$(487)	$35,689

	December 31, 2017
	Fair value measurements using input type
	Level 2	Level 3	Total

Marketable securities	27,562	-	27,562
Earn-Out liability related to the acquisition of ACS	-	(378)	(378)

Total financial net assets (liabilities)	$27,562	$(378)	$27,184

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2017	$(487)
Adjustment due to change in the forecast of earn-out consideration	118
Adjustment due to time change value	(9)

Balance at December 31, 2017	$(378)